Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [Line Items]
Other comprehensive income actuarial gain loss change in tax effect	€ (127)	€ (37)
Change in fair value (excluding associates and joint ventures) reconciliation to profit or loss	(89)	447	€ (35)
Currency translation differences on foreign subsidiaries (excluding associates and joint ventures) reclassified to profit or loss	(23)	2	(3)
Animal Health Business [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (associates and joint ventures, net of taxes)		(3)	(6)
Items subsequently reclassifiable to profit or loss	(170)	€ (51)	€ (92)
Items subsequently reclassifiable to profit or loss currency transaction differences	€ (147)